Document and Entity Information	Apr. 13, 2020
Cover [Abstract]
Entity Registrant Name	INFINERA Corp
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001138639
Document Type	8-K
Document Period End Date	Apr. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33486
Entity Tax Identification Number	77-0560433
Entity Address, Address Line One	140 Caspian Court
Entity Address, City or Town	Sunnyvale
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	572-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	INFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false